Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 783,085	$ 2,005,351
Accounts receivable	21,800	47,709
Other receivables and prepayments	725,616	422,071
Total current assets	1,534,096	2,476,092
Property and equipment, net		1,663,926
Operating lease right-of-use assets		182,057
Long-term investments	16,098,846	16,098,846
Intangible assets, net		147,347
Long-term deposits	71,823	71,823
Total Assets	17,704,765	20,640,091
Current liabilities:
Accounts payable and accrued expenses	1,148,235	1,894,341
Operating lease liabilities, current	89,145	125,232
Total current liabilities	1,316,560	2,098,753
Operating lease liabilities, non-current	62,718	99,485
Total Liabilities	4,527,778	5,256,738
Commitments and contingencies
EQUITY
Additional paid-in capital	93,470,186	93,018,528
Accumulated other comprehensive loss	(9,762)	(10,623)
Accumulated deficit	(70,805,518)	(68,161,722)
Total equity attributable to the shareholders of Aptorum Group Limited	22,654,961	24,846,236
Non-controlling interests	(9,477,974)	(9,462,883)
Total equity	13,176,987	15,383,353
Total Liabilities and Equity	17,704,765	20,640,091
Related Party
Current assets:
Amounts due from related parties	3,595	961
Current liabilities:
Amounts due to related parties	79,180	79,180
Convertible notes to a related party	3,148,500	3,058,500
Class A Ordinary Shares
EQUITY
Ordinary shares, value	37	31
Class B Ordinary Shares
EQUITY
Ordinary shares, value	$ 18	$ 22